Schedule of investments
Macquarie Tax-Free Minnesota Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.06%
Education Revenue Bonds — 19.20%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$ 425,918
Series A 4.25% 7/1/47	1,550,000	1,443,313
Series A 4.375% 7/1/52	1,250,000	1,154,813
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,997,460
5.125% 6/15/54	1,500,000	1,492,050
5.25% 6/15/64	1,500,000	1,497,465
Series A 5.00% 3/1/34	2,395,000	2,405,586
Series A 5.00% 3/1/39	885,000	888,912
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	305,131
Series A 5.00% 7/1/34	150,000	150,045
Series A 5.00% 7/1/45	1,705,000	1,704,898
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	502,560
Series A 5.50% 7/1/50	2,000,000	2,008,060
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	409,088
Series A 5.375% 8/1/50	2,290,000	2,332,777
Series A 5.50% 8/1/36	1,000,000	1,000,900
Series A 5.75% 8/1/44	1,895,000	1,896,289
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	756,692
Series A 5.00% 7/1/47	2,290,000	2,109,525
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,545,102
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	978,720
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.50% 6/1/57	500,000	$ 482,415
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	800,000	825,936
Series A 144A 5.375% 7/1/42 #	880,000	885,667
Series A 144A 5.50% 7/1/52 #	1,440,000	1,441,685
Series A 144A 5.50% 7/1/57 #	1,120,000	1,116,573
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	250,000	250,100
5.50% 8/1/49	3,250,000	3,250,877
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	518,372
Series A 5.00% 9/1/44	1,565,000	1,457,062
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	753,463
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,863,812
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	742,519
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	1,001,400
Series A 5.75% 9/1/46	1,000,000	1,016,150
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,596,508
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,700,000	1,703,757
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	101,036
Series A 144A 5.25% 7/1/33 #	140,000	143,347
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	146,552
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	$ 381,904
City of Woodbury, Minnesota Charter School Lease Revenue
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,163,220
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	382,956
Series A 5.00% 11/1/48	3,355,000	2,990,110
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,493,430
(Carleton College)
4.00% 3/1/47	3,775,000	3,777,189
5.00% 3/1/53	2,900,000	3,139,308
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	897,780
(College of St. Scholastica)
4.00% 12/1/33	500,000	486,755
4.00% 12/1/34	500,000	483,460
4.00% 12/1/40	1,200,000	1,093,092
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,978,437
(Macalester College) 4.00% 3/1/42	735,000	738,403
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,227,185
Series A 4.00% 10/1/36	925,000	885,688
Series A 5.00% 10/1/32	715,000	737,594
Series A 5.00% 10/1/45	4,155,000	4,171,828
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	506,910
Series 8-I 5.00% 10/1/33	250,000	253,358
(St. Olaf College)
3.00% 10/1/38	1,000,000	914,330
3.00% 10/1/41	1,000,000	888,320
4.00% 10/1/46	565,000	561,322
4.00% 10/1/50	700,000	687,617
Series 8-G 5.00% 12/1/32	795,000	808,793
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	$ 964,579
Series B 5.00% 10/1/38	1,000,000	1,008,790
Series B 5.00% 10/1/39	940,000	946,138
Series B 5.00% 10/1/40	625,000	628,600
Series B 5.00% 10/1/47	1,060,000	1,062,618
(University of St. Thomas)
4.00% 10/1/44	545,000	542,079
5.00% 10/1/33	750,000	809,820
5.00% 10/1/34	800,000	861,880
5.00% 10/1/40	1,595,000	1,694,289
Series 7-U 4.00% 4/1/26	1,000,000	1,000,400
Series A 4.00% 10/1/34	400,000	405,088
Series A 4.125% 10/1/53	1,000,000	994,950
Series A 5.00% 10/1/49	2,475,000	2,656,739
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,872,168
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	585,434
4.00% 11/1/42 (AMT)	1,500,000	1,472,250
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,145,375
Series A 5.00% 11/1/42	2,000,000	2,177,640
Series A 5.00% 1/1/43	1,250,000	1,406,125
Series A 5.00% 1/1/44	1,000,000	1,121,500
		108,307,986
Electric Revenue Bonds — 5.58%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	280,419
City of Chaska, Minnesota Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	250,000	254,230
Series A 5.00% 10/1/30	1,150,000	1,168,883
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	3,741,984
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	1,250,000	$ 1,280,562
Series A 4.00% 10/1/33	365,000	370,187
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	501,630
5.00% 10/1/33	1,205,000	1,208,928
5.00% 10/1/47	2,000,000	2,034,720
Series A 5.00% 10/1/30	1,300,000	1,304,238
Series A 5.00% 10/1/34	750,000	752,445
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	225,750
Series AAA 5.25% 7/1/25 ‡	250,000	131,250
Series CCC 5.25% 7/1/27 ‡	1,875,000	984,375
Series WW 5.25% 7/1/33 ‡	1,250,000	656,250
Series XX 4.75% 7/1/26 ‡	260,000	136,500
Series XX 5.75% 7/1/36 ‡	925,000	485,625
Series ZZ 4.75% 7/1/27 ‡	210,000	110,250
Series ZZ 5.25% 7/1/25 ‡	350,000	183,750
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AGM)	875,000	892,789
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,954,877
Series A 5.00% 1/1/46	1,685,000	1,705,894
(Capital Appreciation) Series A 4.438% 1/1/25 (NATL) ^	5,000,000	4,984,500
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,280,083
Series 1 5.00% 10/1/45	1,315,000	1,410,180
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,107,700
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,352,598
		31,500,597
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 33.49%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$ 1,023,231
5.375% 11/1/34	590,000	590,047
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	435,985
4.00% 9/1/61	700,000	579,712
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	938,590
5.00% 9/1/58	1,605,000	1,605,449
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	1,016,445
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,453,107
Second Tier Series B 5.00% 1/1/47	1,640,000	982,442
Second Tier Series B 5.25% 1/1/37	480,000	358,531
Third Tier Series C 4.25% 1/1/27	285,000	252,724
Third Tier Series C 5.00% 1/1/32	400,000	288,280
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,607,098
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,125,190
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	700,000	687,204
5.00% 6/1/48	1,000,000	906,370
5.00% 6/1/53	2,450,000	2,165,923
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/41	2,000,000	1,898,320
4.50% 11/1/34	1,700,000	1,700,612
5.00% 11/1/26	500,000	500,535
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	92,352
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	100,000	$ 86,620
5.00% 9/1/44	500,000	463,255
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	347,265
5.00% 5/1/44	1,500,000	944,505
5.00% 5/1/51	1,585,000	940,888
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/25	660,000	658,495
4.00% 4/1/26	270,000	269,141
4.00% 4/1/31	60,000	59,572
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	592,805
5.75% 2/1/44	500,000	417,940
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	240,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,450,300
5.00% 5/1/27	1,400,000	1,442,910
5.00% 5/1/28	1,000,000	1,030,080
5.00% 5/1/29	1,000,000	1,028,980
5.00% 5/1/30	850,000	873,571
5.00% 5/1/32	825,000	844,734
(North Memorial Health Care)
4.00% 9/1/35	350,000	343,287
5.00% 9/1/31	1,320,000	1,329,068
5.00% 9/1/32	1,000,000	1,006,530
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,348,905
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	$ 2,028,380
4.00% 11/15/39	4,505,000	4,557,528
4.00% 11/15/40	3,750,000	3,785,775
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	6,242,387
Series A 5.00% 11/15/32	750,000	756,893
Series A 5.00% 11/15/33	860,000	899,534
Series A 5.00% 11/15/35	500,000	521,175
Series A 5.00% 11/15/44	1,000,000	1,003,560
Series A 5.00% 11/15/49	6,115,000	6,205,685
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	997,957
5.25% 11/1/45	1,950,000	1,866,404
5.375% 11/1/50	655,000	632,330
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,522,816
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	11,450,000	11,822,697
5.00% 11/15/57	7,250,000	7,806,075
Series B 5.00% 11/15/33	1,900,000	2,208,104
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,200,192
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,950,000	1,766,817
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	914,945
5.00% 9/1/26	575,000	575,408
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/27	405,000	$ 405,300
5.00% 9/1/28	425,000	425,281
5.00% 9/1/29	425,000	425,255
5.00% 9/1/34	895,000	895,367
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	7,280,839
4.00% 5/1/50	7,500,000	7,506,675
5.00% 5/1/54	2,500,000	2,688,850
Series A 5.00% 5/1/46	1,795,000	1,822,445
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	393,516
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,274,139
Series A 5.00% 11/15/47	5,035,000	5,107,453
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,216,720
Series A 5.00% 7/1/33	4,265,000	4,293,064
(Marian Center Project) Series A 5.375% 5/1/43	500,000	467,005
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	395,000	394,976
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	322,473
Series A 5.00% 12/1/36	750,000	793,733
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	3,567,160
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	276,856
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	$ 240,633
4.75% 11/1/52	750,000	695,347
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	630,000	630,265
Series A 144A 5.00% 8/1/46 #	1,500,000	1,499,955
Series A 144A 5.00% 8/1/51 #	880,000	876,084
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	693,792
Series A 5.00% 4/1/40	705,000	656,990
Series A 5.00% 4/1/48	315,000	274,976
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	1,572,805
Series A 4.00% 7/1/41	550,000	482,818
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,604,080
Series A 5.00% 2/15/37	750,000	780,172
Series A 5.00% 2/15/53	8,710,000	8,899,878
Series A 5.00% 2/15/58	11,100,000	11,299,578
Series A 5.25% 2/15/58	8,000,000	8,227,040
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	557,596
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	5,459,211
5.25% 1/1/54	1,500,000	1,647,510
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,067,531
		188,965,028
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 2.20%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	1,500,000	$ 1,509,720
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	500,000	510,215
Series D 5.50% 7/1/53	1,880,000	1,985,656
Series F 2.40% 7/1/46	390,000	283,347
Series F 4.20% 7/1/38	350,000	359,268
Series F 4.50% 1/1/43	1,405,000	1,428,590
Series I 2.00% 7/1/40	905,000	668,324
Series I 2.20% 1/1/51	1,195,000	772,328
Series O 4.45% 7/1/38	2,000,000	2,063,560
Series O 4.65% 7/1/41	650,000	672,282
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,175,022
		12,428,312
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.49%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	851,720
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,333,683
Sub-Series A 4.00% 12/1/52 •	7,500,000	7,610,475
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,885,883
		19,681,761
Lease Revenue Bonds — 1.87%
Chaska, Minnesota Economic Development Authority Revenue
Series A 4.125% 2/1/54	3,750,000	3,811,350
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease with Option to Purchase Project) 5.125% 2/1/43	1,250,000	$ 1,271,975
(SWWC Service Cooperative Lease With Option to Purchase Project) Series A 4.50% 2/1/33	250,000	254,635
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,319,085
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	677,277
Series C 5.00% 8/1/34	1,565,000	1,566,862
Series C 5.00% 8/1/35	1,645,000	1,646,793
		10,547,977
Local General Obligation Bonds — 19.00%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	656,467
Series A 3.00% 2/1/45	3,100,000	2,675,641
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,513,265
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	1,064,604
Series A 4.00% 2/1/42	2,580,000	2,627,369
Series A 4.00% 2/1/43	2,200,000	2,238,874
City of Blaine, Minnesota
Series A 4.00% 2/1/35	980,000	1,046,669
Series A 4.00% 2/1/38	1,020,000	1,077,620
Series A 4.00% 2/1/40	600,000	623,958
Series A 5.00% 2/1/34	500,000	577,540
City of Brooklyn Center, Minnesota
Series A 4.00% 2/1/34	500,000	539,850
Series A 4.00% 2/1/35	1,000,000	1,077,030
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	2,030,320
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	$ 2,001,020
City of Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	486,480
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,020,740
City of Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,210,000	1,260,034
City of Minneapolis, Minnesota
4.00% 12/1/40	4,885,000	5,051,237
(Green Bonds)
3.00% 12/1/37	3,500,000	3,307,045
3.00% 12/1/38	2,975,000	2,779,066
3.00% 12/1/40	1,875,000	1,704,338
3.00% 12/1/42	4,000,000	3,531,840
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	7,554,199
Clinton-Graceville-Beardsley Independent School District No. 2888
Series A 5.00% 2/1/35	1,135,000	1,274,866
Series A 5.00% 2/1/37	1,260,000	1,413,292
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	951,570
Series A 3.00% 2/1/41	1,000,000	901,120
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,823,590
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	1,007,160
Series A 5.00% 2/1/48	1,850,000	1,994,152
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,254,633
Hennepin County, Minnesota
Series A 5.00% 12/1/36	2,855,000	3,187,236
Lakeville Independent School District No. 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	861,912
Series A 4.00% 2/1/35	1,060,000	1,132,292
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	$ 1,133,040
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,432,312
Series C 4.00% 3/1/43	1,425,000	1,453,243
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,999,278
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,917,710
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,016,890
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	893,660
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,030,520
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,248,123
4.00% 2/1/43	1,130,000	1,149,967
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	637,101
Series A-1 4.00% 2/1/52	3,500,000	3,498,740
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,937,647
St. Paul, Minnesota Independent School District No. 625
Series A 5.00% 2/1/43	2,100,000	2,346,771
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	351,295
Series A 4.00% 2/1/45	850,000	852,235
Series A 5.00% 2/1/42	1,050,000	1,131,333
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	$ 1,022,700
Series A 4.00% 2/1/44	1,745,000	1,750,636
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	2,105,112
Washington County, Minnesota
Series A 5.00% 2/1/44	1,515,000	1,687,877
Washington County, Minnesota General Obligation Capital Improvrment Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,158,341
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,690,274
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	4,507,400
		107,199,234
Pre-Refunded Bond — 0.14%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	790,000	804,655
		804,655
Special Tax Revenue Bonds — 2.96%
City of St. Paul Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/42	2,000,000	2,233,920
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.639% 11/1/43 •	1,167,355	722,301
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	833,021
Series A-1 4.75% 7/1/53	5,295,000	5,299,977
Series A-1 5.48% 7/1/46 ^	3,280,000	1,111,199
Series A-1 5.504% 7/1/51 ^	24,614,000	6,113,379
Series A-2 4.536% 7/1/53	378,000	372,984
		16,686,781
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 2.72%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	2,000,000	$ 1,907,640
Minnesota State
Series A 4.00% 9/1/38	625,000	651,575
Series A 5.00% 9/1/31	1,000,000	1,145,030
Series A 5.00% 8/1/37	2,925,000	3,135,805
Series A 5.00% 8/1/44	7,500,000	8,480,325
		15,320,375
Transportation Revenue Bonds — 8.41%
Minneapolis-St Paul Metropolitan Airports Commission Revenue
(Private Activity) Series B 5.00% 1/1/36 (AMT)	5,000,000	5,468,800
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	3,458,420
Series B 5.00% 1/1/32 (AMT)	880,000	929,113
Series B 5.00% 1/1/38 (AMT)	350,000	365,347
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,909,191
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,808,032
Series B 5.25% 1/1/42 (AMT)	6,000,000	6,591,480
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,139,620
Series B 5.25% 1/1/49 (AMT)	4,000,000	4,328,400
(Senior) Series C 5.00% 1/1/46	1,595,000	1,633,344
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,264,056
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,300,412
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/44 (AMT)	9,000,000	$ 9,273,780
		47,469,995
Total Municipal Bonds (cost $559,098,953)		558,912,701
Total Value of Securities—99.06% (cost $559,098,953)		558,912,701

Receivables and Other Assets Net of Liabilities—0.94%		5,285,717
Net Assets Applicable to 49,454,667 Shares Outstanding—100.00%		$564,198,418
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $19,000,670, which represents 3.37% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
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Schedule of investments
Macquarie Tax-Free Minnesota Fund   (Unaudited)
Summary of abbreviations: (continued)
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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